Income Taxes - Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate (Parenthetical) (Detail)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of income taxes [Line Items]
Applicable tax rate	[1]	30.20%	30.20%	30.20%
Japan [Member]
Disclosure of income taxes [Line Items]
Applicable tax rate		31.00%

[1]	On March 31, 2025, the National Diet of Japan approved amendments to existing income tax laws. Upon the change in the laws, the statutory income tax rate in Japan for fiscal years beginning on and after April 1, 2026 was changed to approximately 31%.